Total Amount of Costs Incurred in Connection with Restructuring Programs by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 52,645		¥ 62,318		¥ 116,472
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,278		11,527		17,452
Game
Restructuring Cost and Reserve [Line Items]
Restructuring costs	519		4,097		219
Mobile Products & Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,859	[1]	2,451	[1]	3,106	[1]
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5,007		18,989		15,709
Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs	26,373		7,839		30,332
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,273		2,722		5,605
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5,710		2,662		5,225
Financial Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,822		5,010		5,078
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 8,804		¥ 7,021		¥ 33,746

[1]	Sony acquired Ericsson's shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment. Refer to Note 24.